COMMITMENTS AND CONTINGENCIES - Schedule of Future Minimum Rental Payments (Details) (USD $)	Jun. 30, 2012
Commitments And Contingencies - Schedule Of Future Minimum Rental Payments Details
December 31, 2012	$ 22,108
December 31, 2013	48,796
December 31, 2014	46,306
December 31, 2015 and thereafter	11,651
Total	$ 128,861